50487 2/99

Prospectus Supplement
dated February 8, 1999 to:
-----------------------------------------------------------------

PUTNAM RESEARCH FUND
Prospectus dated November 30, 1998

The third paragraph under the heading "How the fund is managed" is replaced with the following:

Putnam Management's Global Equity Research Team has primary responsibility for the day-to-day management of the fund's portfolio.



                                               50549  2/99

Prospectus Supplement
dated February 8, 1999 to:
-----------------------------------------------------------------
PUTNAM CAPITAL OPPORTUNITIES FUND
Prospectus dated June 1, 1998, as revised June 29, 1998

The fourth paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                   Business experience
Officer                 Year       (at least 5 years)
-----------------------------      ------------------------------
Joseph P. Joseph        1999       Employed as an investment professional
Managing Director                  by Putnam Management
                                   since 1994. Prior to October,
                                   1994, Mr. Joseph was a
                                   Managing Director at Vert
                                   Independent Capital Research,
                                   Inc.

Edward R. Finch III     1998       Employed as an investment professional
Senior Vice President              by Putnam Management since 1997.
                                   Prior to December, 1997,
                                   Mr. Finch was employed by M.S.
                                   Weatherbie & Company as an
                                   Assistant Portfolio Manager.
                                   Prior to 1996, Mr. Finch was
                                   employed by State Street
                                   Research & Management as a
                                   Portfolio Manager.

William H. Miller       1998       Employed as an investment professional
Senior Vice President              by Putnam Management since 1997.
                                   Prior to November, 1997, Mr.
                                   Miller was a Vice President
                                   and Portfolio Manager with
                                   Delaware Management Holdings,
                                   Inc. Prior to 1995, Mr. Miller
                                   was a Vice President and
                                   research analyst with Janney
                                   Montgomery Scott. Prior to
                                   1994, Mr. Miller was a Vice
                                   President and research analyst
                                   at Rutherford, Brown &
                                   Catherwood Inc.

Gerald S. Zukowski      1998       Employed as an investment professional
Senior Vice President              by Putnam Management since 1989.